OTHER OPERATING INCOME, NET (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Gains from waiver of operating payables (Note 11)	¥ 49,141
Guarantee income (Note 10)	72	$ 11	¥ 207,445
Others	(2,341)		6,351
Total	¥ 46,872		¥ 213,796